Acquisition of Business	12 Months Ended
Dec. 31, 2016
Acquisition of Business [Abstract]
ACQUISITION OF BUSINESS

NOTE 3:-      ACQUISITION OF BUSINESS

On January 1, 2016, the Company, through its wholly owned subsidiary BOS-Dimex, consummated the acquisition of the business operations of iDnext Ltd. ("iDnext") and its subsidiary Next-Line Ltd. ("Next-Line"), for a total consideration of $886. The consideration was comprised of a loan conversion in the amount of $256, initially advanced as a loan to iDnext and Next-Line in December 2015 and applied towards the consideration upon closing of the acquisition, a cash payment of $154 and the issuance of 162,734 Ordinary Shares of the Company for a value of $298.

Additionally, BOS-Dimex has recorded a liability in the amount of $178, reflecting its commitment to make additional payments contingent on the annual operational profit of the acquired business in the calendar years 2016 and 2017. As of December 31, 2016, this liability was written off in a whole due to insufficient operating profit of the acquired business in the year ended December 31, 2016. The Company's management expects that in the year 2017 the acquired business will not meet its profitability goals for contingent payment.

iDnext, incorporated in 1997, is a private Israeli company that specializes in Automatic Identification and Data Capture ("AIDC") through barcode and RFID technology, mainly for libraries.

Next-Line, incorporated in 2008, specializes in providing on-site inventory count services mainly to leading retail chains in Israel in the fields of apparel, food, convenience and pharma. Next-Line also provides asset tagging and counting services for corporate and governmental entities. With its experienced team and proprietary software, Next-Line is able to quickly and accurately count inventory with minimum shutdown time.

Goodwill generated from the business acquisition is primarily attributable to expected synergies. All goodwill generated during this period is not deductible for tax purposes.

The Company does not present a proforma information since it's immaterial.

The acquired business operations are included in the RFID and Mobile Solutions segment.

The purchase price allocation of the acquired business is as follows:

January 01,
Allocation:	2016
Tangible assets:
Fixed assets	$80

Intangible assets:
Software	111
Customer relationships	141
Goodwill	554
$886

Intangible assets are amortized based on the straight-line method for their remaining useful life.